Related Parties	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related Parties
Related parties
Significant shareholders
The significant shareholders of the Company are Blackrock, Inc., Bilbao Vizcaya Argentaria, S.A. (BBVA) and Caja de Ahorros y Pensiones de Barcelona (“la Caixa”) with stakes in Telefónica, S.A. of 6.63%, 5.17% and 5.01%, respectively.
During 2017 and 2016 the Group did not carry out any significant transactions with Blackrock, Inc., other than the dividends paid corresponding to its stake.
A summary of significant transactions between the Telefónica Group and the companies of BBVA and those of la Caixa, carried out at market prices, is as follows:

Millions of euros
2017	BBVA	La Caixa
Finance costs	35	5
Receipt of services	2	9
Purchase of goods	—	56
Other expenses	7	—
Total costs	44	70
Finance income	28	—
Contracts of management	1	—
Dividends received(1)	11	N/A
Services rendered	38	71
Sale of goods	4	43
Other income	—	—
Total revenue	82	114
Finance arrangements: loans and capital contributions (borrower)	1,038	292
Finance arrangements: loans and capital contributions (lender)	—	14
Guarantees	222	51
Commitments	—	85
Finance arrangements: loans and capital contributions (lessee)	1,209	414
Dividends paid	128	104
Factoring operations	—	250
(1) At December 31, 2017, Telefónica holds a 0.66% stake (0.67% at December 31, 2016) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 13.1).

In addition, the nominal value of outstanding derivatives held with BBVA and la Caixa in 2017 amounted to 21,749 and 404 million euros, respectively (18,047 million euros held with BBVA and 392 million euros held with la Caixa in 2016). As explained in Derivatives policy in Note 16, this figure is inflated by the use in some cases of several levels of derivatives applied to the nominal value of a single underlying. The net fair value of these same derivatives in the statement of financial position is 390 and -28 million euros, respectively, at December 31, 2017 (988 and -35 million euros, respectively, at December 31, 2016). Additionally, at December 31, 2017 there were collateral guarantees on derivatives with BBVA amounting to 286 million euros (240 million euros at December 31, 2016).

Millions of euros
2016	BBVA	La Caixa
Finance costs	36	2
Receipt of services	5	4
Purchase of goods	—	65
Other expenses	1	—
Total costs	42	71
Finance income	22	—
Contracts of management	1	—
Dividends received	15	N/A
Services rendered	40	66
Sale of goods	3	42
Other income	11	—
Total revenue	92	108
Finance arrangements: loans and capital contributions (borrower)	396	45
Finance arrangements: loans and capital contributions (lender)	—	10
Guarantees	314	50
Commitments	—	84
Finance arrangements: loans and capital contributions (lessee)	244	203
Dividends	243	185
Factoring operations	533	250

Other related parties
The most significant balances and transactions with associates and joint ventures are detailed in Note 9.
During the financial year to which these accompanying consolidated financial statements refer, the Directors and senior executives did not perform any transactions with Telefónica, S.A. or any Telefónica Group company other than those in the Group’s normal trading activity and business. Compensation and other benefits paid to members of the Board of Directors and senior executives are detailed in Note 21.f and Appendix II.
Telefónica contracted a civil liability insurance scheme (D&O) for Directors, managers and staff with similar functions in the Telefónica Group, with standard conditions in these type of insurance and a premium attributable to 2017 of 1,943,007 euros (2,088,500 euros in 2016). This scheme provides coverage for Telefónica, S.A. and its subsidiaries, in certain cases.
Certain Telefónica Group subsidiaries performed in 2017 transactions with Global Dominion Access Group, related to the Group´s ordinary course of business (mainly in Telefónica de España amounting to 23 million euros). Furthermore, certain Telefónica Group subsidiaries performed in 2016 transactions with the Inditex Group, related to the Group's ordinary course of business, concerning telecommunications and related services, amounting to 36 million euros. In 2017 the aforementioned company is not related parties anymore.
A representative from Telefónica remains on China Unicom’s board of directors, and vice versa (see Note 13.1). In addition, Telefónica maintains an industrial alliance with this company. In 2015 a joint venture with China Unicom was incorporated, for the development of Big Data services in China using “Smart Steps” technology, developed by Telefónica. Telefónica’s stake in this company is 45% through Telefónica Digital España, S.L.; China Unicom Broadband Online Limited Corp. owns the remaining 55% stake. In 2016, Telefónica paid 7 million euros for its shareholding in the company (see Note 9). The company is commercially operational and obtained a turnover in 2017 equivalent to 8 million euros.